Share-based Compensation - Schedule of Share Options Valuation Assumptions (Details) - $ / shares		5 Months Ended	6 Months Ended
		Dec. 31, 2025	Jun. 30, 2026
2025 LTIP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility Minimum	[1]		121.70%
Expected volatility Maximum	[1]		122.40%
Risk-free interest rate Minimum	[2]		3.50%
Risk-free interest rate Maximum	[2]		4.18%
Dividend yield	[3]		0.00%
Minimum [Member] | 2025 LTIP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	[4]		2 years 6 months
Current share value			$ 2.36
Maximum [Member] | 2025 LTIP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	[4]		5 years 4 months 24 days
Current share value			$ 3.08
Groupby Share Options [Member] | 2024 LTIP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Current share value		$ 2.93
Expected volatility Minimum		49.20%
Expected volatility Maximum		115.50%
Risk-free interest rate		3.70%
Dividend yield		0.00%
Groupby Share Options [Member] | Minimum [Member] | 2024 LTIP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term		1 year
Groupby Share Options [Member] | Maximum [Member] | 2024 LTIP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term		5 years 3 months 25 days

[1]	Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
[2]	Risk free rate was obtained from US treasury notes for the expected terms noted as of the valuation date.
[3]	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.
[4]	The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the end of the vesting term and the contractual period to exercise.